FINANCIAL RISK MANAGEMENT - Maturity Analysis of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	$ 7,324	$ 8,637
Interest-bearing liabilities	59,834	53,088
Lease liabilities	957	1,272
Decommissioning liabilities, other provisions and post-employment benefits	5,680	7,835
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	5,825	5,977
Interest-bearing liabilities	4,261	4,262
Lease liabilities	241	223
1-2 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	409	408
Interest-bearing liabilities	7,065	6,287
Lease liabilities	200	215
2-5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	432	501
Interest-bearing liabilities	28,913	29,907
Lease liabilities	265	332
5+ years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	658	1,751
Interest-bearing liabilities	19,595	12,632
Lease liabilities	$ 251	$ 502